KRAMER LEVIN NAFTALIS & FRANKEL LLP

                                919 THIRD AVENUE

                            NEW YORK, NY 10022 - 3852


                                                                           PARIS
TEL  212-715-9149                                         47, AVENUE HOCHE 75008
FAX  212-715-8000                                         TEL (33-1) 44 09 46 00
                                                          FAX (33-1) 44 09 46 01


                                    April 11, 2005


VIA FEDERAL EXPRESS
-------------------

Division of Corporation Finance
Securities and Exchange Commission
Washington, D.C. 20549
Attention:  Mark P. Shuman, Branch Chief-Legal
         Daniel Lee
         Barbara Jacobs, Assistant Director
         Maureen  Bauer
         Tia Jenkins

                        Re:  SpeechSwitch, Inc.
                        Amendment No. 2 to Registration Statement on Form SB-2 filed on April 11, 2005
                        File No. 333-120507
                        ------------------------------------------------------

Ladies and Gentlemen:

      On behalf of our client, SpeechSwitch, Inc. (the "Company"), today we filed with the Securities and Exchange Commission (the "SEC") via EDGAR Amendment No. 2 to the Company's Registration Statement on Form SB-2, which was originally filed via EDGAR with the SEC on November 15, 2004.

      We also filed a letter in response to the comments from the staff of the SEC, with respect to the Registration Statement on Form SB-2. Amendment No. 2 to the Registration Statement on Form SB-2 contains changes made in response to such comments, as well as other updates and changes.

      To facilitate your review, enclosed please find courtesy copies of the response letter and clean and marked copies of Amendment No. 2 to the Registration Statement on Form SB-2.

Division of Corporation Finance
Securities and Exchange Commission
April 11, 2005
Page 2



      Should you have any questions in regard to this response, please call me at 212-715-9149 or Scott Rosenblum at 212-715-9411.


                                    Very truly yours,

                                    /s/ Marilyn Feuer
                                    ---------------------
                                    Marilyn Feuer



cc:   Jerome Mahoney
      Mark Meller
      Scott S. Rosenblum, Esq.